Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
Schedule II - Condensed Financial Information of Registrant
Condensed Balance Sheets - Parent company only
(expressed in thousands of U.S. dollars)

	December 31, 2013	December 31, 2012
Assets
Cash and cash equivalents	$294	$169
Investments in subsidiaries	1,394,644	870,116
Prepaid expenses	720	35
Amounts due from affiliates	417	770
Total assets	$1,396,075	$871,090
Liabilities and shareholders' equity
Liabilities
Accounts payable and accrued expenses	$242	$394
Amounts due to affiliates	4,172	2,152
Total liabilities	4,414	2,546
Commitments and contingent liabilities	—	—
Shareholders' equity
Preference shares (par value $0.10; authorized, 30,000,000; none issued)	—	—
Common shares (par value $0.10; authorized, 300,000,000; issued and outstanding, 103,888,916 (2012: 78,432,132))	10,389	7,843
Additional paid-in capital	1,055,690	762,430
Retained earnings	325,582	98,271
Total shareholders' equity	1,391,661	868,544
Total liabilities and shareholders' equity	$1,396,075	$871,090
Schedule II - Condensed Financial Information of Registrant
Condensed Statements of Income (Loss) - Parent company only
For the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation)
to December 31, 2011
(expressed in thousands of U.S. dollars)

	2013	2012	2011
Revenues
Equity in earnings of consolidated subsidiaries	$228,646	$101,346	$(1,092)
Total revenues	228,646	101,346	(1,092)
Expenses
General and administrative expenses	1,335	1,945	38
Total expenses	1,335	1,945	38
Net income (loss)	$227,311	$99,401	$(1,130)
Schedule II - Condensed Financial Information of Registrant
Condensed Statements of Cashflows - Parent company only
For the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation)
to December 31, 2011
(expressed in thousands of U.S. dollars)

	2013	2012	2011
Operating activities
Net income (loss)	$227,311	$99,401	$(1,130)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(228,646)	(101,346)	1,092
Changes in assets and liabilities:
Prepaid expenses	(686)	(33)	(2)
Accounts payable and accrued expenses	(66)	682	(413)
Amounts due from affiliates	353	(770)	—
Amounts due to affiliates	2,020	2,152	—
Net cash provided by (used in) operating activities	286	86	(453)
Investing activities
Contributed capital to subsidiaries	(286,257)	(170,110)	(593,343)
Net cash used in investing activities	(286,257)	(170,110)	(593,343)
Financing activities
Proceeds from issuance of common shares, net	286,096	158,593	605,396
Net cash provided by financing activities	286,096	158,593	605,396
Net increase (decrease) in cash and cash equivalents	125	(11,431)	11,600
Cash and cash equivalents at beginning of period	169	11,600	—
Cash and cash equivalents at end of period	$294	$169	$11,600

Supplemental information:
Dividends received from subsidiaries	$—	$—	$—